Vessels, net (Details Narrative) - USD ($)					12 Months Ended
	Dec. 23, 2021	Dec. 20, 2021	Nov. 15, 2021	Jul. 15, 2021	Dec. 31, 2021	Dec. 20, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 30, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Purchase consideration				$ 20,000,000
Proceeds from Bank Debt					$ 13,500,000
Debt Instrument, Term					7 years
Cash									$ 7,000,000
[custom:CommonStockIssuedForVesselAcquisition]		$ 2,172,000			$ 2,172,000
Due to Related Parties, Current					6,962,000
Assets Held-for-sale, Not Part of Disposal Group, Current	$ 8,900,000				8,509,000
Loss on vessel held-for-sale					2,389,000			$ 2,756,000
Aggregate sale price for the vessels	8,900,000
Prepayment for loan facility	$ 5,780,000
Property, Plant and Equipment, Additions					45,000		685,000
Vessels cost ballast water treatment system installation (BWTS)					14,000		660,000
[custom:PaymentForInstallation]							486,000
Accrued and remains unpaid amount of ballast water treatment system installation (BWTS)					$ 31,000		$ 174,000
Memorandum Of Agreement [Member] | SPP Shipbuilding Co. Ltd [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt Conversion, Converted Instrument, Shares Issued					4,139,003
Cash					$ 4,320,000
Business Combination, Assets Arising from Contingencies, Amount Recognized, Other than at Fair Value			$ 31,172
Due to Related Parties, Current					2,995
Memorandum Of Agreement [Member] | SPP Shipbuilding Co. Ltd [Member] | Secured Debt [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Line of Credit Facility, Collateral Fees, Amount			$ 3,000,000
Unsecured Promissory Note [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt Instrument, Term		7 years
Facility cost					$ 21,680,000
Debt Instrument, Maturity Date, Description		due 2024
Shares Issued, Price Per Share		$ 0.7248				$ 0.7248
Chairman and Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Purchase consideration						$ 32,000,000